Convertible Promissory Note (‘Notes’) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Convertible Promissory Note (‘Notes’) [Abstract]
Schedule of Convertible promissory note (‘Notes’)	The following is a summary of the Company’s Notes payable for which it elected the fair value option as of December 31, 2023 and March 31, 2023:
(In USD)	Fair Value Outstanding
As at	December 31, 2023	March 31, 2023

Notes	$-	$10,944,727
Total	-	10,944,727
The following is a summary of the Company’s notes payable for which it elected the fair value option as of March 31, 2023 and March 31, 2022:
	Fair Value Outstanding
(In USD) As at	March 31, 2023	March 31, 2022
Notes	$10,944,727	$—
Total	10,944,727	—

Schedule of Unsecured Promissory Note	The following is a summary of the Company’s Notes payable as of December 31, 2023 and March 31, 2023:
(In USD)	Outstanding
As at	December 31, 2023	March 31, 2023
Unsecured promissory note	$2,027,840	$-
Total	2,027,840	-